Leases - Schedule of Changes in the Right of Use Asset (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning balance		$ 1,596,873	$ 1,705,710
Additions	[1]	290,152	327,452
Terminated contracts		(68,520)	(51,627)
Amortization		(282,446)	(288,498)
Exchange rate variation		108,744	(62,299)
Ending balance		1,644,803	1,630,738
Growing facilities [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning balance		632,267	805,370
Additions	[1]	117,112	64,590
Terminated contracts		(25,095)	(25,761)
Amortization		(109,866)	(119,279)
Exchange rate variation		53,580	(44,794)
Ending balance		667,998	680,126
Buildings [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning balance		638,981	532,104
Additions	[1]	73,042	161,995
Terminated contracts		(25,841)	(14,929)
Amortization		(71,438)	(67,582)
Exchange rate variation		36,785	(11,490)
Ending balance		651,529	600,098
Vehicles (land) [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning balance		189,036	223,720
Additions	[1]	60,683	36,458
Terminated contracts		(12,385)	(2,417)
Amortization		(53,616)	(54,947)
Exchange rate variation		5,305	1,065
Ending balance		189,023	203,879
Machinery and equipment [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning balance		106,597	90,101
Additions	[1]	23,411	63,805
Terminated contracts		(4,968)	(4,313)
Amortization		(38,659)	(34,949)
Exchange rate variation		10,363	(3,356)
Ending balance		96,744	111,288
Operating plants [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning balance		8,622	19,695
Additions	[1]	1,685	(59)
Terminated contracts		(150)	(4,035)
Amortization		(2,386)	(3,373)
Exchange rate variation		1,298	(1,678)
Ending balance		9,069	10,550
Land [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning balance		15,999	19,186
Additions	[1]	3,965	663
Terminated contracts		(81)	(14)
Amortization		(2,078)	(1,953)
Exchange rate variation		415	(582)
Ending balance		18,220	17,300
Computer equipment [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning balance		5,371	15,534
Additions	[1]	6,474
Terminated contracts			(158)
Amortization		(1,468)	(6,415)
Exchange rate variation		806	(1,464)
Ending balance		11,183	$ 7,497
Concession Agreement [Member]
Schedule of Changes in the Right of Use Asset [Line Items]
Beginning balance	[2]
Additions	[1],[2]	3,780
Terminated contracts	[2]
Amortization	[2]	(2,935)
Exchange rate variation	[2]	192
Ending balance	[2]	$ 1,037

[1]	The additions have been reduced by the PIS/COFINS tax effect. The net impact is US$3,821 and US$5,304 in the consolidated total respectively as of September 30, 2025 and 2024.
[2]	Of the total amount of additions, US$1,220 refers to the acquisition of JBS Terminais Ltda.